Estimated Fair Value of Financial Instruments	9 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Estimated Fair Value of Financial Instruments
22.	Estimated Fair Value of Financial Instruments
The following information is provided to help readers gain an understanding of the relationship between carrying amount of financial instruments reported in the Company’s consolidated balance sheets and the related market or fair value. The disclosures do not include net investment in leases, investment in affiliates, pension obligations and insurance contracts and reinsurance contracts except for those classified as investment contracts.
March 31, 2019

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥1,161,032	¥1,161,032	¥1,161,032	¥0	¥0
Restricted cash	122,548	122,548	122,548	0	0
Installment loans (net of allowance for probable loan losses)	3,231,708	3,228,750	0	199,590	3,029,160
Equity securities *1	425,593	425,593	68,631	295,769	61,193
Trading debt securities	1,564	1,564	0	1,564	0
Available-for-sale debt securities	1,264,244	1,264,244	24,831	1,138,966	100,447
Held-to-maturity debt securities	114,061	144,326	0	120,714	23,612
Other Assets:
Time deposits	4,754	4,754	0	4,754	0
Derivative assets *2	13,998	13,998	0	0	0
Reinsurance recoverables (Investment contracts)	29,989	30,400	0	0	30,400
Liabilities:
Short-term debt	¥309,549	¥309,549	¥0	¥309,549	¥0
Deposits	1,782,198	1,782,753	0	1,782,753	0
Policy liabilities and Policy account balances (Investment contracts)	244,497	244,653	0	0	244,653
Long-term debt	4,186,222	4,199,341	0	1,158,287	3,041,054
Other Liabilities:
Derivative liabilities *2	24,461	24,461	0	0	0

*1	The amount of ¥12,100 million of investment funds measured at net asset value per share is not included.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”

December 31, 2019

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥902,312	¥902,312	¥902,312	¥0	¥0
Restricted cash	118,297	118,297	118,297	0	0
Installment loans (net of allowance for probable loan losses)	3,571,075	3,575,442	0	212,528	3,362,914
Equity securities *1	417,433	417,433	73,334	277,917	66,182
Trading debt securities	1,371	1,371	0	1,371	0
Available-for-sale debt securities	1,576,349	1,576,349	22,381	1,453,002	100,966
Held-to-maturity debt securities	113,880	144,522	0	120,150	24,372
Other Assets:
Time deposits	4,250	4,250	0	4,250	0
Derivative assets *2	15,169	15,169	0	0	0
Reinsurance recoverables (Investment contracts)	9,019	9,272	0	0	9,272
Liabilities:
Short-term debt	¥384,132	¥384,132	¥0	¥384,132	¥0
Deposits	2,053,762	2,053,439	0	2,053,439	0
Policy liabilities and Policy account balances (Investment contracts)	217,610	217,734	0	0	217,734
Long-term debt	4,119,179	4,144,011	0	1,105,707	3,038,304
Other Liabilities:
Derivative liabilities *2	50,674	50,674	0	0	0

*1	The amount of ¥11,878 million of investment funds measured at net asset value per share is not included.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”
Input level of fair value measurement
If active market prices are available, fair value measurement is based on quoted active market prices and classified as Level 1. If active market prices are not available, fair value measurement is based on observable inputs other than quoted prices included within Level 1 such as quoted market prices of similar assets and classified as Level 2. If market prices are not available and there are no observable inputs, then fair value is estimated by using valuation models including discounted cash flow methodologies, commonly used option-pricing models and broker quotes and classified as Level 3, as the valuation models and broker quotes are based on inputs that are unobservable in the market.